Lease Arrangements (Details) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2022 USD ($) item	Jun. 30, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Lease Arrangements
Number of vessels , generated revenue results | item		70
Number of vessels under construction contracted with charter agreements | item		13
Number of charter vessels | item	15
Amount of charter hire prepayment received	$ 238,900
Current portion of unearned revenue		$ 51,528	$ 63,823
Non-current portion of unearned revenue		38,753	60,134
Future minimum payments, expected to be received
Remainder of 2024		445,414
2025		802,559
2026		626,893
2027		398,621
2028		170,368
2029		130,517
2030 and thereafter		114,879
Total future rentals		$ 2,689,251
Time Charter Agreements
Lease Arrangements
Lessor, Operating Lease, Existence of Option to Extend [true false]		true
Maximum term of the option to extend timer charter agreement		3 years
Current portion of unearned revenue		$ 43,600	44,200
Non-current portion of unearned revenue		$ 38,800	$ 60,100